Other Income and Gain	12 Months Ended
Dec. 31, 2024
Other Income and Gain [Abstract]
Other income and gain
15.	Other income and gain

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Gain on lease modification	921,702	—	—	—
Government subsidy	908,000	—	—	—
Sundry income	18,236	5,883	42,970	5,532
Interest income	1,487	48,233	286,321	36,861
Gain on foreign exchange, net	2,390	—	—	—
Fair value change in embedded derivative liability	—	—	1,623,695	209,032
	1,851,815	54,116	1,952,986	251,425